Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	1,633,511	1,555,668	213,126
Allowance for credit losses	(161,022)	(196,819)	(26,964)
	1,472,489	1,358,849	186,162

Schedule of Analysis of Allowance for Doubtful Accounts

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	177,563	185,755	161,022	22,061
Additions charged to current expected credit loss	20,602	20,557	40,059	5,488
Reversal	(12,303)	(42,660)	(4,262)	(585)
Write off	(107)	(2,630)	—	—
Ending balance	185,755	161,022	196,819	26,964